Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk
Percentage of appreciation of US dollar against RMB	1.50%	1.70%	9.20%
Business supplier risk | Total purchases | Tencent Group | Maximum
Concentration Risk
Concentration risk percentage			10.00%
Customer risk | Total revenue | Maximum
Concentration Risk
Concentration risk percentage	10.00%	10.00%	10.00%